PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of
	December 31, 2025	December 31, 2024
Prepayment to vendors	$2,588,734	$7,079,049
VAT input tax	511,027	233,589
Rent deposit	107,952	101,317
Develop service fee	-	237,465
Prepaid service fees	95,680	6,262
Advances to employees(1)	58,633	26,903
Others	4,856	4,838
Prepaid expenses and other current assets	$3,366,882	$7,689,423

(1)	The balance represented advances that the Company’s subsidiaries have advanced to non-director/officer employees. The advance is interest-free.